Deferred Tax Assets - Schedule of Major Deferred Tax Assets (Details)	12 Months Ended
	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 MYR (RM)
Schedule of Major Deferred Tax Assets [Line Items]
At beginning of the year	RM 339,650	$ 75,978	RM 339,650
Charge to profit and loss	(339,650)	(75,978)
At end of the year			RM 339,650